Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Detail) - Hedging instruments [Member] - JPY (¥)
¥ in Billions
12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ (10)	¥ (2)	¥ 3
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ (10)	¥ (2)	¥ 3